Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts payable [Abstract]
Trade payables	$ 1,092,710	$ 1,101,028	$ 398,155
Accrued payroll and related expenses	1,498,011	1,593,925	997,410
Accrued expenses	171,157	255,820	48,911
Customer deposits		36,491
Total	$ 2,761,878	$ 2,987,264	$ 1,444,476